SEGMENT REPORTING (Details 2) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Entity-Wide Information:
Revenue	¥ 4,712,100	¥ 5,136,228	¥ 2,686,093
eDiscovery
Entity-Wide Information:
Revenue	4,399,436	4,910,584	2,529,778
Review
Entity-Wide Information:
Revenue	971,701	2,278,229	1,421,716
Other
Entity-Wide Information:
Revenue	3,427,735	2,632,355	1,108,062
Investigation
Entity-Wide Information:
Revenue	188,685	144,072	44,061
Sales of forensic tools
Entity-Wide Information:
Revenue	26,584	38,082	49,208
Forensic training
Entity-Wide Information:
Revenue	40,700	30,882	38,252
Other
Entity-Wide Information:
Revenue	56,695	12,608	24,794
Japan
Entity-Wide Information:
Revenue	3,214,826	4,245,265	1,937,434
Long-lived assets	447,506	330,964
U.S.
Entity-Wide Information:
Revenue	1,271,635	882,389	804,494
Long-lived assets	181,999	27,692
Other
Entity-Wide Information:
Revenue	193,169	381
Long-lived assets	159,819	17,837
Panasonic Corporation | Japan
Entity-Wide Information:
Revenue		628,112	594,130
Panasonic Corporation | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage		12.20%	22.10%
Aisin Seiki Co., Ltd. | U.S. and Other
Entity-Wide Information:
Revenue			379,832
Aisin Seiki Co., Ltd. | U.S. and Other | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage			14.10%
Yazaki Corporation | Japan
Entity-Wide Information:
Revenue		950,893	372,064
Yazaki Corporation | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage		18.50%	13.90%
Sanyo Electric Co., Ltd | Japan
Entity-Wide Information:
Revenue		595,998
Sanyo Electric Co., Ltd | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage		11.60%
Samsung Electronics Co., Ltd. | U.S. and Other
Entity-Wide Information:
Revenue	1,192,577	588,792
Samsung Electronics Co., Ltd. | U.S. and Other | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage	25.30%	11.50%
TMI Associates | Japan
Entity-Wide Information:
Revenue	¥ 614,160		¥ 311,325
TMI Associates | Japan | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage	13.00%		11.60%